Fixed assets and assets held for sale (Tables)	6 Months Ended
Jun. 30, 2018
Property Plant And Equipment [Abstract]
Vessels, net

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2018	$1,738,515	$(473,319)	$1,265,196
Acquisitions & improvements	74,913	-	74,913
Depreciation for the period	-	(35,937)	(35,937)
Balance as at June 30, 2018	$1,813,428	(509,256)	1,304,172

Assets held for sale
Assets held for sale
Balance as at January 1, 2018	29,027

Vessel was delivered to its buyers on April 25, 2018	(29,027)
Balance as at June 30, 2018	-